PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	September 30, 2021	December 31, 2020
Computer equipment	$58,441	$33,774
Office equipment and furniture	36,158	36,573
Leasehold Improvements	56,631	56,631
Property and equipment, gross	151,230	126,978
Less: Accumulated depreciation and amortization	(60,805)	(47,815)
Property and equipment, net	$90,425	$79,163

Property and equipment consisted of the following:

	Estimated Useful Lives	December 31, 2020	December 31, 2019
Computer equipment and software	5	$33,774	$33,774
Office equipment and furniture	7	36,573	36,573
Leasehold Improvements	Shorter of the useful life or the lease term	56,631	56,631
Software	3	562,327	562,327
Property and equipment, gross		689,305	689,305
Less: Accumulated depreciation and amortization		(313,358)	(97,054)
Property and equipment, net		$375,947	$592,251